DEBT - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Components of long-term debt:
Total long-term and short-term debt	$ 2,535,827	$ 2,565,359
Less: current portion of long-term debt and short-term debt	(1,241,108)	(730,257)
Long-term debt	1,294,719	1,835,102
Repayments of long-term debt:
2020	1,244,599
2021	332,559
2022	464,482
2023	154,681
2024	170,692
2025 and thereafter	201,738
Total debt (gross)	2,568,751	2,582,196
Deferred finance charges	(32,924)	(16,837)
Total debt	2,535,827	$ 2,565,359
Variable Interest Entity, Primary Beneficiary
Repayments of long-term debt:
2020	965,588
2021	261,881
2022	67,338
2023	67,337
2024	67,337
2025 and thereafter	153,688
Total debt (gross)	1,583,169
Deferred finance charges	(3,040)
Total debt	1,580,129
Golar
Repayments of long-term debt:
2020	279,011
2021	70,678
2022	397,144
2023	87,344
2024	103,355
2025 and thereafter	48,050
Total debt (gross)	985,582
Deferred finance charges	(29,884)
Total debt	$ 955,698